                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number: __________

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:  1800 AVENUE OF THE STARS
          SECOND FLOOR
          LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard A. Kayne
Title:  President of the General Partner
Phone:  (310) 556-2721

Signature, Place, and Date of Signing:

        Richard A. Kayne       Los Angeles, California       November 14, 2002

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $    98,200
                                        (thousands)

List of Other Included Managers:

NONE

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE

          COLUMN 1                            COLUMN 2         COLUMN 3       COLUMN 4                    COLUMN 5
----------------------------               --------------      ---------      --------      --------------------------------
                                               TITLE                           VALUE        SHARES or                   PUT/
       NAME OF ISSUER                         OF CLASS           CUSIP        (X 1000)       PRN AMT       SH/PRN       CALL
----------------------------------------------------------------------------------------------------------------------------
Big Dog Hldgs Inc                               COM            089128102          267          75,334        SH
Cannondale Corp                                 COM            137798104          333         171,483        SH
Center Tr Inc                                   COM            151845104           81          14,000        SH
Citrix Sys Inc                                  COM            177376100          151          25,000        SH
Dominion Res Inc Va New                         COM            25746U109          365           7,200        SH
F A O Inc                                       COM            30240S105       19,965       7,004,898        SH
Glacier Water Svcs Inc                          COM            376395109       13,376       1,028,943        SH
Glenborough Rlty Tr Inc                    PFD CV SER A%       37803P204          893          40,400        SH
Harken Energy Corp                            COM NEW          412552309           13          38,328        SH
High Income Opportunity Fund I                  COM            42967Q105           89          14,800        SH
Hugoton Rty Tr Tex                          UNIT BEN INT       444717102          326          28,300        SH
Kaneb Services Llc                              COM            484173109        1,519          74,266        SH
Kinder Morgan Management Llc                    SHS            49455U100        2,948          99,108        SH
Lincoln Natl Conv Secs Fd In                    COM            534183108          202          16,600        SH
Meridian Resource Corp                          COM            58977Q109        1,960         929,139        SH
Mfs Charter Income Tr                        SH BEN INT        552727109          114          13,500        SH
Mfs Govt Mkts Income Tr                      SH BEN INT        552939100          419          59,100        SH
Morgan Stanley                                COM NEW          617446448          779          23,000        SH
Motorola Inc                                    COM            620076109          326          32,000        SH
One Liberty Pptys Inc                           COM            682406103          446          30,000        SH
Pacifichealth Laboratories I                    COM            695113100           17          11,100        SH
Plains All Amern Pipeline L                UNIT LTD PARTN      726503105        3,570         146,900        SH
Plains Res Inc                             COM PAR $0.10       726540503       47,400       1,838,631        SH
Sports Club Inc                                 COM            84917P100        1,389         793,628        SH
Tcw Conv Secs Fd Inc                            COM            872340104           41          10,000        SH
Van Kampen Senior Income Tr                     COM            920961109          262          39,700        SH
Williams Energy Partners L P               COM UNIT RP LP      969491109          949          29,200        SH
                                                                              --------
                                                                               98,200
                                                                              ========


          COLUMN 1                             COLUMN 6         COLUMN 7                       COLUMN 8
----------------------------                  ----------        --------      ------------------------------------
                                              INVESTMENT         OTHER                     VOTING AUTHORITY
       NAME OF ISSUER                         DISCRETION        MANAGERS        SOLE            SHARED       NONE
----------------------------                  ----------        --------      ---------         ------      ------
Big Dog Hldgs Inc                             Sole                               75,334
Cannondale Corp                               Sole                              171,483
Center Tr Inc                                 Sole                               14,000
Citrix Sys Inc                                Sole                               25,000
Dominion Res Inc Va New                       Sole                                7,200
F A O Inc                                     Sole                            7,004,898
Glacier Water Svcs Inc                        Sole                            1,028,943
Glenborough Rlty Tr Inc                       Sole                               40,400
Harken Energy Corp                            Sole                               38,328
High Income Opportunity Fund I                Sole                               14,800
Hugoton Rty Tr Tex                            Sole                               28,300
Kaneb Services Llc                            Sole                               74,266
Kinder Morgan Management Llc                  Sole                               99,108
Lincoln Natl Conv Secs Fd In                  Sole                               16,600
Meridian Resource Corp                        Sole                              929,139
Mfs Charter Income Tr                         Sole                               13,500
Mfs Govt Mkts Income Tr                       Sole                               59,100
Morgan Stanley                                Sole                               23,000
Motorola Inc                                  Sole                               32,000
One Liberty Pptys Inc                         Sole                               30,000
Pacifichealth Laboratories I                  Sole                               11,100
Plains All Amern Pipeline L                   Sole                              146,900
Plains Res Inc                                Sole                            1,838,631
Sports Club Inc                               Sole                              793,628
Tcw Conv Secs Fd Inc                          Sole                               10,000
Van Kampen Senior Income Tr                   Sole                               39,700
Williams Energy Partners L P                  Sole                               29,200
